Fellow Shareholders,

The net asset value of the Value and Growth Portfolio
(V&G) on September 30th, 2003 was $19.93 per share.
In our previous letter from March 31st, we noted
that we were in a "Quiet Bull Market" since few
investors saw it, and fewer still believed it.
Since then, the S&P 500 Index is up 18%, while
your fund is up 46%.   Yet, it appears to us that
most investors are still fighting the last bear market. But, first the numbers:


Periods


V&G1
Russell 20003
Smaller Stocks
S&P 5003
Larger Stocks
Last Quarter
7.90%
9.08%
2.64%
Last Six Months
46.11
34.63
18.37
Last 1 Year
35.58
36.50
24.30
Last 3 Years
12.36
(0.82)
(10.16)
Last 5 Years
8.18
7.46
0.97
Since Inception
10.40
7.66
8.57
(See Graph on Page 8)
       Of course, you know the old caveat, "past performance may not be indicative of future results."

To gain from the most dynamic bull markets, one must often endure the most painful bear markets.
Most investors were heavily invested in the "New
Economy" stocks. As a result, the last few years have been traumatic. Even though your fund managed to sidestep most of the damage by staying away from the speculative technology and telecommunication stocks, we are pleased to "close the books" on the Great Millennial Bear Market.



1,000 on the S&P 500-Now and Then

We are now more than seven months into the first bull market of the new millennium. Just like six months ago, what strikes us is how few recognize it.
The level of anxiousness and skepticism is far greater today than it was at the height of the mania, most likely because investors' portfolios are still deep underwater. But, unlike the period of the bubble, we think that this is one of the safest, most productive times to be invested in equities. At this moment the S&P 500 is slightly above the 1,000 level, at 1,050.
Our contention is that the market today is on much more solid footing than the first time the S&P 500 topped 1,000 in early 1998.

?Today, S&P 500 earnings are nearly 20% higher than in 1998.

The difference between earnings reported to the SEC and earnings reported to investors has almost disappeared. This is far healthier than when earnings were exaggerated through deceptive "Pro forma" earnings reports.

Interest rates are much lower today than they were during the first few months of 1998. The combination of higher earnings and lower interest rates makes the market more attractively valued than the first time the S&P 500 was at 1,000.

The current rally coincides with an earnings rebound and new economic recovery. It is likely that earnings will peak at a much higher level than where they are today. 1998 was the seventh year of an economic expansion and earnings were very close to the peak for the 1990s economic expansion.

A shift in investor sentiment driven by improving economic fundamentals powers a new bull market. In 1998, investor sentiment was exceptionally enthusiastic--nearly every news or financial magazine was touting the benefits of a "New Economy." Historically this indicates a market that is near a top. Today, there are far more pessimists, which is typically the case near the bottom of a bear market. Skepticism is the fuel for bull markets. With investors still so wary, this bull market has a long ways to go.
In 1998, the market was essentially running on fumes, whereas in 2003, the gas tank is full.

Realistic Bull Market Hopes

If this is a new bull market, what should investors realistically expect to gain from it? Unfortunately, there is no such thing as a typical bull market. They vary dramatically in length and magnitude, with the last two bull markets persisting much longer than average. The median bull market since 1932 lasts about two and a half years, and prices appreciate a little more than 75%. During the last bull market, earnings nearly tripled, and prices quintupled.
During the bull market from 1982 through 1987, prices more than tripled. (Investech Research, October 17, 2003). Our best guess is that this bull market will be somewhat better than average, but not as strong as what investors experienced during the '90s.

We emphasize that these kind of long-term projections are not reliable, but they do at least give us a sense of proportion when evaluating the attractiveness of stocks relative to other investment instruments. Estimates of future earnings growth are marginally more reliable than predicting long-term stock market returns. If we assume that earnings continue to grow at a rate of 9% or so, which is comparable to the long-term earnings growth rate of the last 80 years, we can forecast that earnings for the S&P 500 will be roughly $125 in ten years.

Applying today's P/E ratio of 20, which is reasonable by historic standards, we arrive at an S&P 500 price target of more than 2,500 ten years from now. In other words, $10,000 invested today, could well be worth more than $25,000 ten years from now. Over the intermediate to long term, it is unlikely that many investors will find a superior investment vehicle that is more productive in building long-term wealth.

More Flexibility, More Diversity

We are meeting the bull market with more flexibility and more diversity. As of this writing, V&G is up nearly 60% in 2003. The last "blow-out" year for us was 1997 when the fund was up 46% for the calendar year.
Since then, we think we have dramatically improved the investment process.

Our portfolio in 1997 comprised fewer than 35 stocks, whereas today your fund holds approximately 160 stocks. Previously, the top ten stocks often made up more than 50% of the portfolio. Today, our top ten stocks account for less than 16% of the portfolio. Our goal is simple: We want outstanding performance, but we would like to mute the volatility. As a result, we are invested in a broader mix of industries, sectors, and market capitalizations.

Our selection strategies are also diversified. In 1997, we selected stocks with a focused value approach. Today it is a diversified approach. We want a portfolio made up of growth stocks, value stocks, special situation stocks, foreign stocks, and any investment in which we can confidently identify an attractive expected return.

Finally, our market monitoring system is sophisticated and broad. We know daily which industries, which sectors, which styles, which market caps, which strategies and which competitors are doing well. If large stocks are shriveling, you can be sure we will minimize our exposure there, which happens to be exactly the situation today.

The Anti-Index Decade

The 90's were the decade of the index fund. The S&P 500 Index beat most active managers in the 90's. Large stocks appreciated more than small stocks and indexing became popular. Indexing was a self fulfilling prophesy: As more investors indexed, larger stocks, which dominate the S&P 500, continued to do better, pulling even more investors into large cap stocks and index funds. As long as the funds grew, they produced little taxable income for an added benefit.

It is a different world today. The prick in the bubble not only impacted speculative stocks, but it may have reversed the self-reinforcing flows into index funds. Large stocks have lagged the average sized stock for the last few years. Within the S&P 500, the 50 largest stocks were up only 20% in the last 12 months while the smallest 50 smallest stocks were up 39%, nearly twice as much.




The Decade of Small Stocks

Our best guess is that smaller stocks will continue to lead the markets, but we will seek out the best opportunities, be they in large or small stocks. We think index funds and the largest mutual funds, which by virtue of their size must own the largest companies, will likely underperform smaller funds that hold smaller stocks. Like the index phenomenon which lasted for a decade, this too could go on for an extended period.

Typically, the smaller stocks and economically sensitive stocks lead a new bull market. This seems to be the case today as well. Small stock performance has trounced the S&P 500 which accounts in large part for your fund's substantial outperformance of the S&P 500 so far this year. The sectors where demand is most sensitive to the overall economy have also outperformed this year. Industrials, consumer discretionary stocks, and technology are leading the market, while defensive companies badly trail the returns achieved by the more demand sensitive sectors.

In addition to the factors that have typically caused small stocks to outperform during the first years of a new bull market, there are factors unique to the current market that could cause small stocks to outperform for a longer than usual period.

?	The smallest stocks represent the greatest opportunity today.
Disenchantment with Wall Street recommendations is causing more investors to look outside the most visible group of stocks. Many of the 8,000 publicly traded companies are debt-free, and cash flow positive. They have no need to raise capital through a debt or equity offering.
As investors have become increasingly self-reliant, interest in these inexpensive, fast growing companies has increased. The amount of interest in small companies is increasing with the nascent economic recovery.

?	Acquisitions will be the primary use of corporate cash.  According to a June presentation by Vadim Zlotnikov, the Chief Investment
Strategist at Sanford Bernstein (one of the few Wall Street research firms that has no investment banking interests) "At more than $800 billion, cash as a percent of assets in the corporate universe is among the highest in U.S. history, while debt leverage is declining. "
Zlotnikov goes on to say that one of the biggest obstacles facing large corporations is the lack of compelling internal growth opportunities.
He cites a recent survey of 50 CFOs of companies with more than $200 billion in revenues that suggests that acquisitions will be the primary use of incremental cash flows-ahead of capital expenditures and debt reduction. We have seen this occurring in our own portfolio of companies.

?	Small stock outperformance can continue for an extended period.
It would not surprise us if for the next five to ten years we see an environment very similar to the 1970s. From 1973 through 1982, the smallest 20% of stocks on the New York Stock Exchange were up more than 600%, while the larger stocks floundered (Leuthold Group).

A Word about the Mutual Fund Scandal

There have been two types of fraud recently uncovered by regulators. In one case, a large investor was able to buy into a fund after the close of the market. The attorney general of New York likened this practice to betting on the winning horse after the race had been run. The reason this is corrupt is that the large investor benefited at the expense of the fund shareholders. Gains that rightfully belong to the fund's shareholders are
diluted when another investor buys in at yesterday's price.   From our
standpoint there is no punishment too severe for the perpetrators of this particular fraud.

The other type of fraud pertains to the aggressive timing of mutual funds. Many funds' prospectuses discourage aggressive timing in and out of mutual funds. In general, the more trading that occurs in a fund, the greater the cost to the fund's shareholders. Because of the way costs are apportioned across the shares of the fund, if a large investor pulls out of the fund quickly after buying it, the remaining shareholders end up footing the bill to sell securities to meet the large redemption. It is for this reason that funds either discourage timing by their investors, or they assess a redemption fee on the assets that are pulled out as a way of compensating the fund's remaining shareholders. Many firms have gotten into trouble recently when they state a policy discouraging timers in their prospectus, but make special arrangements to accommodate this type of investor. It seems that the arrangements would usually benefit the parent company at the expense of the fund's shareholders.

Some of the industry's largest and most respected fund companies are admitting to abusing their shareholders. As a result, assets are pouring out of these mutual funds. This might explain some of the recent underperformance of the most widely owned stocks.

In our opinion, there are two types of mutual fund firms. Some firms spend far more on marketing than they do on portfolio management and research.
These firms are essentially marketing firms first. Performance is secondary to assets under management. These are the fund firms that are most likely to have indulged in the scandals that are becoming more apparent to investors.

The other type of managers invests their clients' wealth as if it were their own, or their parents, or their grandparents. They tend to spend a relatively minuscule amount on marketing, relying on word of mouth and a job well done to increase the esteem with which their shareholder partners perceive them. Usually, most of the marketing is focused on writing a well thought out report to shareholders. The managers of these firms will typically invest the preponderance of their wealth right alongside their clients.

No research is more important to achieving your investment goals than knowing which type of investment firm you have entrusted with your wealth. The managers of Texas Capital have nearly every cent of their wealth invested right alongside yours. Many of our family and friends are also invested along with us. For us to betray the trust of those closest to us by mismanaging their wealth is not something that we can contemplate. Some years are better than others, but rest assured that we are always trying to do the best job for our clients. Not because we are also clients, but because it's the right thing to do.

Thank you for staying with us through some of the lean years, we look forward to rewarding your trust.






Period
   TCVGX
(@NAV)
Russell 2000
(smaller stocks)
S&P 500
(larger stocks)
Ending Value
$20,870
$17,909
$19,154
1 year
35.58%
36.50%
24.30
5 years
8.18
7.46
0.97
Since Inception
10.40
7.66
8.57
Past performance is not indicative of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Industry
Shares
Company
Market Value
%
Advertising
14,000
Catalina Marketing
$212,660
0.82

20,200
Coactive Marketing
Group Inc.*
91,708
0.35



304,368
1.17





Aerospace/
3,000
Ducommun Inc.*
48,900
0.19
Defense









Airfreight and
39,800
Dynamex*
358,598
1.38
Logistics









Airlines
15,000
America West Holdings
Corp*
145,950
0.56

15,000
Lan Chile SA-Spon
ADR
165,750
0.64

41,600
World Airways*
199,680
0.77



511,380
1.97





Application
41,500
Captiva Software Corp*
310,835
1.19
Software
33,100
Epicor Software Corp*
298,231
1.15

15,000
QAD Inc.*
162,300
0.62



771,366
2.96





Auto Parts &
4,000
Starcraft Corp
135,040
0.52
Equipment
24,000
Tenneco Automotive
Inc.
150,960
0.58



286,000
1.10





Broadcasting
2,200
Grupo Radio Centro
SA-SPADR
13,002
0.05
& Cable
25,000
UnitedGolbalCom, Inc.-
CLA
152,750
0.59



165,752
0.64





Building
4,569
Modtech Holdings*
36,278
0.14
Products
8,000
USG Corp.
137,920
0.53



174,198
0.67





Casinos
17,000
Monarch Casino &
Resort
189,210
0.73
& Gaming









Industry
Shares
Company
Market
Value
%
Communications
17,900
Optical
Cable
Corp.*
132,460
0.51
Equipment
3,500
UTStarc
om Inc.*
111,300
0.43

35,000
Westell
Technolo
gies*
262,150
1.01



505,910
1.95





Computer
6,000
Astro-
Med Inc.
61,506
0.24
Storage/
3,800
Imation
Corporati
on
124,070
0.48
Peripherals


185,576
0.72





Computer
52,900
Englobal
Corp*
152,881
0.59
Hardware









Construction &
28,500
Shaw
Group
Inc.
(The)*
299,535
1.15
Engineering









Construction
5,000
Amcol
Internati
onal
Corp
61,800
0.24
Materials









Consumer
99,600
Emerson
Radio
Corp*
373,500
1.43
Electronics









Consumer
10,000
Americre
dit Corp*
103,000
0.40
Finance
5,000
Capital
One
Financial
Corp
285,200
1.10

50,000
E-Loan
Inc.*
181,500
0.70

9,000
World
Acceptan
ce Corp*
121,950
0.47



691,650
2.67





Distributors
3,000
Brightpoi
nt Inc.*
98,400
0.38





Diversified
28,600
Bancolu
mbia SA
Spons-
ADR
138,138
0.53
Financial




Services



















Industry
Shares
Company
Market Value
%
Diversified
4,000
Freeport McMoran-B
132,400
0.51
Metal/Mining
2,000
Phelps Dodge Corp
93,600
0.36



226,000
0.87





Elecric Utilities
5,000
Edison
95,500
0.37





Electrical
20,800
AMX Corp*
114,192
0.44
Component
16,000
EXX Inc.-CL A*
67,200
0.26

15,462
Technology Research Corp
111,017
0.43



292,409
1.13





Electronic
7,000
Image Sensing Systems Inc.*
51,380
0.20
Equipment
10,000
Lowrance Electronics Inc.*
115,900
0.44

54,200
Perceptron
292,680
1.12



459,960
1.76





Electronic
13,000
Sigmatron International Inc.
261,040
1.00
Manufacturing









Food
18,300
Central European Dist. CP
500,505
1.92
Distributors
18,357
Nash-Finch Co.
284,534
1.09



785,039
3.01





Footwear
5,000
Brown Shoe Company Inc.
158,500
0.61





Gas Utilities
2,000
Kinder Morgan Inc.
108,020
0.41





Gold
8,000
RandGold and Exploration-ADR
105,040
0.40





Health Care -
4,000
Owens & Minor Hldg. Co.
96,400
0.37
Distributors









Health Care -
18,600
Alaris Medical
308,760
1.19
Equipment
16,700
Candela Corp
213,092
0.82



521,852
2.01
Industry
Shares
Company
Market
Value
%
Health Care -
13,000
Curative Health Services
232,310
0.89
Facilities
5,000
Rehabcare Group Inc.
85,250
0.33



317,560
1.22





Health Care -
9,000
Coventry Health Care Inc.
474,660
1.82
Managed Care
4,000
Mid Atlantic Medical Services Inc
205,720
0.79

7,000
Oxford Health Plans
289,170
1.11

9,000
PacifiCare Health Systems
439,200
1.69

5,300
Sierra Health Services
108,915
0.42



1,517,6
65
5.83





Health Care -
5,000
Apria Healthcare Group
136,900
0.53
Services
3,000
Express Scripts Inc.
183,390
0.70

4,000
Fisher Scientific Int'l
158,760
0.61

15,500
Option Care Inc.
186,155
0.71

19,000
Orthodontic Centers of America
149,720
0.58

3,000
Pediatrix Medical Group Inc.
138,150
0.53

3,000
Renal Care Group Inc.
102,450
0.39

16,000
Res-Care Inc.
123,200
0.47



1,178,7
25
4.52





Home
4,500
Take Two Interactive Software*
153,720
0.59
Entertainment




Software









Homebuilding
2,300
Centex Corp
179,124
0.69

6,100
Hovnanian Enterprises-CL A*
392,657
1.51

2,000
KB Home
119,320
0.46



691,101
2.66





Insurance -
13,000
21st Century Holding Co.
224,120
0.86
Multi-Line



















Industry
Shares
Company
Market
Value
%
Insurance -
10,000
FPIC Insurance Group Inc.*
150,700
0.58
Prop./Cas.
10,000
Kingsway Financial Services*
94,000
0.36

5,000
Stewart Information Svcs. Corp
141,200
0.54



385,900
1.48





Integrated
3,900
Colt Telecom Group PLC ADR*
23,790
0.09
Telecom.

20,000

Phillipine Long Distance
   Telephone ADR
236,000

0.91


28,000

Primus Telecommunications
   GRP*
189,000

0.73


10,000
Telekommunik Indonesia ADR
136,300
0.52

10,100
Talk America Holdings Inc.*
115,746
0.44

43,000
Telecom Argen SPONS ADR
276,490
1.06



977,326
3.75





Internet
50,000
ON2 Technologies Inc.
109,000
0.42
Software
48,500
Pacific Internet
351,625
1.35

15,000
PEC Solutions Inc.*
221,400
0.85

5,000
Verisign Inc.*
67,450
0.26



749,475
2.88





Investment
33,000
E*Trade Group Financial Corp*
305,580
1.17
Banking
57,000
Tradestation Group Inc.
425,904
1.64
& Brokerage


731,484
2.81





Leisure
5,000
Action Performance Cos. Inc.
122,200
0.47
Products
7,700
Marvel Enterprises Inc.
171,325
0.66

6,000
Nautilus Group Inc.
75,720
0.29

32,000
Radica Games
224,000
0.86



593,245
2.28





Machinery -
7,050
EnPro Industries, Inc.
68,033
0.26
Industrial
35,000
Flanders Corporation*
168,700
0.65

17,000
Key Technology Inc.
195,160
0.75

4,900
Middleby Corp*
90,454
0.35



522,347
2.01





Industry
Shares
Company
Market
Value
%
Marine
12,000
General Maritime Corp.*
137,280
0.53

21,000
OMI Corp.*
139,020
0.53

5,000
Sea Containers LTD
73,050
0.28



349,350
1.34





Multi-Utilities
2,200
Energen Corp.
79,596
0.31

5,000
MDU Resources Group, Inc.
168,900
0.65



248,496
0.96





Office
6,600
Gerber Scientific Inc.
46,860
0.18
Electronics









Oil & Gas -
6,000
Matrix Service Co.*
106,560
0.41
Equipment &




Services









Oils & Gas -
17,630
ATP Oil & Gas Corp.*
101,020
0.39
Exploration &
6,000
Carrizo Oil & Gas Inc.*
42,600
0.16
Production
4,500
Comstock Resources Inc.*
60,120
0.23

20,000
KCS Energy Services Inc.
136,000
0.52

3,000
Newfield Exploration Company*
115,710
0.44

5,000
Nexen Inc.
136,600
0.52

2,300
Petrochina Co, LTD-ADR
77,165
0.30

2,000
Pogo Producing Co.
90,560
0.35



759,775
2.91





Oil & Gas -
7,000
PetroKazakhstan Inc.-CL A*
146,300
0.56
Integrated
7,000
Petro-Canada
272,230
1.05



418,530
1.61





Packaged
15,750
John B. Sanfilippo & Son
334,845
1.29
Foods/Meats














Industry
Shares
Company
Market
Value
%
Personal
18,825
Innovative Companies Inc.*
50,828
0.19
Products
17,400
Medifast Inc.
214,890
0.83

17,200
Natural Alternatives Int'l.*
82,560
0.32



348,278
1.34





Pharmaceuticals
12,700
AaiPharma Inc.
217,169
0.83





REITS -
4,000
Novastar Financial Inc.
229,880
0.88
Mortgage




Backed









Restaurants
15,000
Checkers Drive-In Restaurant
138,000
0.53





Retail - Apparel
5,000
AnnTaylor Stores
160,700
0.62

5,000
Footstar Inc.
33,800
0.13



194,500
0.75





Retail - Catalog
16,000
Sportsman's Guide Inc.
208,000
0.80





Retail -
8,000
Electronics Boutique Holdings
228,560
0.88
Computers &




Electronics









Retail - Food
13,394
Pantry Inc.
161,933
0.62





Retail - Home
11,000
Blue Rhino Corporation
121,880
0.47
Improvement









Semiconductors
17,000
Conexant Systems Inc.*
96,220
0.37

4,000
Zoran Corp.*
78,000
0.30



174,220
0.67





Services - Data
1,000
Automatic Data Processing Inc.
35,850
0.14
Processing
18,000
Carreker Corporation*
144,900
0.56



180,750
0.70
Industry
Shares
Company
Market
Value
%
Services -
7,600
Concorde Career Colleges Inc.
177,460
0.68
Diversified/
21,794
Copart Inc.
235,375
0.90
Commercial
8,700
Darling International Inc.*
23,055
0.09

15,000
ICT Group Inc.
160,650
0.62

25,000
PRG-Schultz Int'l Corp.*
142,000
0.55



738,540
2.84





Services -
11,300
Administaff Inc.*
100,457
0.38
Employment









Services -
22,500
Gundle/SLT Environmental Inc.*
345,375
1.33
Environmental









Specialty Stores
8,500
Asbury Automotive Group
141,525
0.54

2,000
Autozone Inc.
179,060
0.69

18,500
Bombay Company Inc. (The)
182,225
0.70

4,200
Hollywood Entertainment
71,400
0.27

15,000
Movie Gallery Inc.
294,750
1.13

11,500
Select Comfort Corporation
304,750
1.17



1,173,7
10
4.50





Steel
2,400
Posco-ADR
68,640
0.26

14,200
Schnitzer Steel Industries Inc.-A
426,426
1.64



495,066
1.90





Systems
12,000
Evolving Systems Inc.*
141,708
0.54
Software
9,600
The SCO Group*
132,768
0.51



274,476
1.05





Thrifts &
7,000

American Home Mortgage
   Holdings
122,990
0.47
Mortgage
3,300
Countrywide Financial Corp.
258,324
0.99
Financing
25,000
Fremont General Corp.
317,750
1.22

8,250
New Century Financial Corp.
234,053
0.90



933,117
3.58





Industry
Shares
Company
Market
Value
%
Trucking
5,000
Amerco*
95,100
0.36

8,500
Old Dominion Freight Line*
247,265
0.95



342,365
1.31





Wireless
11,000
Boston Communications Group*
109,681
0.42
Telecom.
7,000
Nextel Communications Inc.-A*
137,970
0.53
Services
10,000
Partner Communications-ADR
58,800
0.22

4,500
Telemig Celular Participacoes
118,035
0.45

8,900
Tele Centro Oest Celular ADR
64,792
0.25



489,278
1.87





Total Equity
Investments

(cost
$22,502,40
2)
25,829,
560
99.23





























Demand Notes      Par Value

Market
Value
%











$1

American Family Demand Note
1
0.00


(0.7407%  12-31-2031)


Total Demand Notes

(Cost $1)
1
0.00















Total Investments

(Cost $22,502,403) (a)
25,829,561
99.23





Other Assets in Excess of Liabilities
199,783
..77






Total Net Assets


$26,029,344
100.00%
*Non-income producing security
ADR - American Depository Receipt

(a) At September 30, 2003, the cost for federal income tax purposes was $22,592,424. Net unrealized appreciation was as follows:
Gross unrealized appreciation
$4,080,823
Gross unrealized depreciation
(843,686)
Net unrealized appreciation
$3,237,137



















ASSETS




     Investments at Market Value,
        (Identified Cost $22,502,402) (Note 1-A)
$
25,829,560


     Short-Term Investments (Cost $1)

1


     Receivable for Fund Shares Sold

303,270


     Interest Receivable

94


     Dividends Receivable

6,737


           Total Assets

26,139,662







LIABILITIES




     Payable for Fund Shares Purchased

47,958


     Demand Loan Payable to Bank (Note 4)

20,757


     Advisory Fee Payable (Note 2)

20,903


     Administration Fees Payable (Note 2)

11,561


     Distribution Fees Payable

6,923


     Accrued Expenses

2,216


           Total Liabilities

110,318


NET ASSETS
$
26,029,344







NAV AND REPURCHASE PRICE PER SHARE

19.93


(Applicable to 1,306,290 shares outstanding, $.0001 par value, 25 million shares authorized).




MAXIMUM OFFERING PRICE PER SHARE

      21.15

   (100/94.25 of net asset value)




NET ASSETS




At September 30, 2003, net assets consisted of:




  Paid - In Capital

 36,850,934


Accumulated Net Realized Loss on Investments
(14,148,748)


Net Unrealized Appreciation on Investments

    3,327,158



$
  26,029,344










INVESTMENT INCOME



Dividends (net of foreign withholding taxes of $2,595)
$
126,907

Interest

5,942

Other Income

935

TOTAL INVESTMENT INCOME

133,784





EXPENSES



Administrative Fee (Note 2)

113,637

Management Fee (Note 2)

207,274

12B-1 Fees (Note 2)

51,819

Custody Fee

14,124

Interest Expense (Note 4)

12,420

TOTAL EXPENSES

399,274





NET INVESTMENT LOSS

(265,490)





REALIZED AND UNREALIZED GAIN ON
INVESTMENTS



  Net Realized Gain from Security Transactions

2,689,219

  Change in Unrealized Appreciation

3,821,327





NET GAIN ON INVESTMENTS

6,510,546





NET INCREASE IN NET ASSETS



    FROM OPERATIONS
$
6,245,056









 For the Year Ended

September 30,


2003

2002
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:




Net Investment Loss
$
 (265,490)

(237,476)
Net Realized Gain/(Loss) on Investments

    2,689,219

(1,730,723)
Change in Unrealized Appreciation on
Investments

    3,821,327

        851,181
INCREASE (DECREASE)  IN NET ASSETS
FROM OPERATIONS
     6,245,056

(1,117,018)
DISTRIBUTIONS TO SHAREHOLDERS

-

-
CAPITAL SHARE TRANSACTIONS: (a)




  Shares Sold

     7,573,626

  12,697,448
  Shares Redeemed

  (8,198,464)

  (18,166,001)
DECREASE FROM CAPITAL SHARE
TRANSACTIONS


(624,838)


    (5,468,553)





TOTAL INCREASE (DECREASE) IN NET
ASSETS




     5,620,218

    (6,585,571)
NET ASSETS




  Beginning of Year

   20,409,126

 26,994,697
  End of Year
$
   26,029,344

 20,409,126





(a) CAPITAL SHARE
TRANSACTIONS




  Shares Sold

        417,103

       730,942
  Shares Redeemed

(499,038)

    (1,124,453)
TOTAL DECREASE IN SHARES


(81,935)


       (393,511)
























Year ended September 30,
PER SHARE
OPERATING
PERFORMANCE
2003
2002
2001
2000
1999






NAV,
BEGINNING  OF YEAR

$14.70

$15.15

$14.05

$12.85

$13.45












Net Investment Loss
(.20)
(.17)
(.06)
(.05)
(.20)
Net Realized and Unrealized
Gains/(Losses)

5.43

(.28)

1.16

1.25

(.40)
TOTAL FROM INVESTMENT
OPERATIONS

5.23

(.45)

1.10

1.20

(.60)






LESS DISTRIBUTIONS





Net Capital Gains
..00
..00
..00
..00
..00






NAV, END OF YEAR
$19.93
$14.70
$15.15
$14.05
$12.85






TOTAL RETURN
FOR FISCAL YEAR
35.6%
(3.0)%
7.8%
9.3%
(8.8)%






RATIOS
/SUPPLEMENTAL DATA





Net Assets
End of Year ($000)
$26,029
$20,409
$26,995
$18,706
$31,104






RATIOS TO
AVERAGE NET ASSETS





Expenses
   1.93%
 1.81%
  1.84%
  1.93%
1.72%
Net Loss
 (1.28)%
 (.90)%
(0.46)%
(0.35)%
(0.93%)






Portfolio Turnover Rate
 260.2%
347.5%
451.6%
 284.3%
    247.9%






Average Debt Per Share
 $.23
-
$.01
    $.05
$.06






Average Debt Outstanding
($000)
$291
$3
$18
$82
$226
Average Shares Outstanding
(000)
1,278
1,545
1,561
1,530
3,723







1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Texas Capital Value Funds, Inc. was incorporated on June 26, 1995 as a Maryland Corporation and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.
The Value & Growth Portfolio (the "V&G") is a series of the Texas
Capital Value Funds, Inc, (the "Fund").  V&G began investment operations on November 6, 1995.  V&G's investment objective is capital appreciation.
The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.  The policies are in conformity with accounting principles generally accepted in the
United States of America.
A. 	Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued as of the close of business of the exchange on each business day which that exchange is open (presently 4:00pm Eastern time). Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.
Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the
Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.
B. 	Federal Income Taxes - It is the Fund's policy to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.
At September 30, 2003, V&G had a capital loss carryforward available for federal income tax purposes of $14,058,727, available to offset future gains, if any, of which $5,860,154 expires in 2006, $7,485,133 expires
in 2007 and $713,440 expires in 2010.  C. 	Securities Transactions,
Investment Income and Other - Securities transactions are recorded on the next business date after trade date.  Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
D. 	Distributions to Shareholders.  Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to net operating losses and post-October capital losses.







E. 	Accounting Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.
Actual results could differ from those estimates.F. 	Reclassification of
Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended September 30, 2003, V&G decreased paid-in capital by $265,490 due to V&G experiencing net investment losses. Accumulated net realized loss in investments and net assets were not affected by this change.

2.    TRANSACTIONS WITH AFFILIATES

Investment Advisory and Administrative Agreements
The Fund has an investment advisory agreement with the Advisor, First Austin Capital Management, Inc., pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.0% of the average daily net assets. The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day to day operations of the Fund.In addition, the Advisor is acting as the administrator to the Fund. For this service, the Advisor receives a fee, computed daily based on the average daily net assets at an annual rate of .70% on the 1st $5 million, .50% on the next $25 million, .28%
on the next $70 million, .25% on the next $100 million, and .20% for
over $200 million of each series.   The Advisor bears most of the
operating expenses of the Fund including legal, audit, printing, and insurance.

Transactions with Texas Capital, Inc.
The Advisor owns an interest in Texas Capital, Inc., a registered broker-dealer. For the year ending September 30, 2003, V&G transacted $399,178 in commissions through Texas Capital, Inc. All transactions are at $.06 per share, or at rates considered competitive with comparable transactions elsewhere. The Board reviews affiliated transactions quarterly.







Distribution Agreement and Plan
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund contracts with registered broker-dealers and their agents to distribute shares of the Fund. The Distributor received a fee, computed daily at an annual rate of .25% of the average daily net assets. For the year ending September 30, 2003, the amount paid to the Distributor was $51,819 for V&G.

Certain officers and directors of the Fund are also officers and/or directors of the Advisor.

3.	PURCHASES AND SALES OF SECURITIES

For the year ending September 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $53,528,047 and $54,845,814, respectively, for the Value & Growth Portfolio.

4.	LINE OF CREDIT

The Fund has a $9 million secured line of credit with US Bancorp. Borrowings under this arrangement bear interest at the bank's prime rate. At September 30, 2003, the Fund had $20,757 outstanding.
Based upon balances outstanding during the year, the weighted average interest rate was 4.24% and the weighted average amount outstanding was $291,061.

5.	DISTRIBUTIONS TO SHAREHOLDER

	As of September 30, 2003, the components of distributable earnings on a tax basis was as follows:

Capital Loss Carryforward
$(14,058,727)
Unrealized Appreciation
     3,237,137

$(10,821,590)

There were no distributions paid in fiscal years 2003 and 2002. The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.







To the Shareholders and Board of Directors
Texas Capital Value Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Value & Growth Portfolio (the "Fund"), a series of shares of the Texas Capital Value Funds, Inc., including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
October 27, 2003











The Directors of the Fund, their positions held with the Fund and their principal occupations during the past five years are set forth below. Name, Age, and
Address
Position(s)
Held with
Fund
Term of
Office
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
by
Director

Other
Directorships
Held by
Director
Mark A. Coffelt,
C.F.A, 48
6300 Bridgepoint
Parkway, Bldg. II,
Ste. 105
Austin, TX 78730
Chairman of
the Board,
President .
Since
November,
1995
President of First Austin
Capital Management, Inc.
(1988-Present)
1





0
Janis A. Claflin, 63
1301 Capital of
Texas Highway Ste
B-127
Austin, Texas
78746
Independent
Director
Since
November,
1995
President and owner of
Claflin & Associates
(1985- Present)
Chairperson of the Trustee
Program Committee on the
Board of Directors of the
Fetzer Institute (1987-
Present)
Licensed Marriage and
Family Therapist
1









0
Edward K. Clark,
Attorney, CPA, 52
2508 Ashley Worth
Blvd., Suite 200
Austin, TX 78738
Independent
Director
Since
November,
1995
CPA-Emergent
Technologies (2002-
Present)
Member-Kelly, Hart &
Hallman (1997-2002)
Partner-Clark & Clark of
Austin, Texas (1995-1997)
Certified Public
Accountant
1









0
John Henry
McDonald, CFP, 55
5511 Parkcrest #210
Austin, TX 78731
Independent
Director
Since
November,
1995
President and founder of
Austin Asset Management
(1990-Present)
CFP from the College for
Financial Planning
Member of the CFP Board
of Standards
President of the Austin
Society of Certified
Financial Planners
1









0

1 After the maximum sales charge of 5.75%, the returns for the last quarter, last 6 months, last 12 mos., last 3 years, last 5 years, and since inception (11/06/95) would be: 1.7%, 37.71%, 27.78%, 10.16%,
6.91%, and 9.58% respectively. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.2 Calendar years. Highest comparative returns for each period are shaded. 3 The Russell 2000 and S&P 500 are unmanaged indexes widely recognized as representative of smaller and larger companies, respectively. Neither index bears transaction costs, nor management fees, and cannot be actually bought or sold.
  Transcript of remarks given at the Strategic Decisions Conference on June 3-5, by Vadim Zlotnikov, Chief Investment Strategist for Sanford Bernstein.
INVESTMENT MANAGER'S REPORT

- 19 -

Value & Growth Portfolio Comparison with Unmanaged Indices
November 6, 1995 - September 30, 2003
Value & Growth Portfolio
Portfolio of Investments
September 30, 2003

- 20 -
See Notes to Financial Statements
Value & Growth Portfolio
STATEMENT OF ASSETS & LIABILITIES
September 30, 2003

- 21 -
See Notes to Financial Statements
Value & Growth Portfolio
STATEMENT OF ASSETS & LIABILITIES
September 30, 2002

Value & Growth Portfolio
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2003
- 22 -
See Notes to Financial Statements
Value & Growth Portfolio
STATEMENT OF CHANGES IN NET ASSETS

- 24 -
See Notes to Financial Statements
Value & Growth Portfolio
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period_____________
NOTES TO FINANCIAL STATEMENTS
September 30, 2003
- 23 -
BOARD OF DIRECTORS

19
SEE NOTES TO FINANCIAL STATEMENTS
-15-
- 24 -

- 25 -
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS

- 26 -
BOARD OF DIRECTORS (UNAUDITED)

- 27 -